Summary of Company's and Bank's Actual Capital Amounts and Ratios (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Tier I Capital, Actual Amount		$ 46,088
Tier I Capital, Actual Ratio	11.50%	12.90%
Tier I Capital, For Capital Adequacy Purposes Amount		$ 21,387
Tier I Capital, For Capital Adequacy Purposes Ratio	4.50%	6.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.50%
Consolidated Entities [Member]
Total Capital, Actual Amount	$ 49,590	$ 48,429
Total Capital, Actual Ratio	13.20%	13.60%
Total Capital, For Capital Adequacy Purposes Amount	$ 30,149	$ 28,516
Total Capital, For Capital Adequacy Purposes Ratio	8.00%	8.00%
Tier I Capital, Actual Amount	$ 47,468	$ 42,088
Tier I Capital, Actual Ratio	12.60%	11.80%
Tier I Capital, For Capital Adequacy Purposes Amount	$ 22,612	$ 16,040
Tier I Capital, For Capital Adequacy Purposes Ratio	6.00%	4.50%
Tier I Capital (to Average Assets), Actual Amount	$ 47,468	$ 46,088
Tier I Capital (to Average Assets), Actual Ratio	10.60%	11.00%
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 17,904	$ 16,729
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Ratio	4.00%	4.00%
Common Equity [Member] | Consolidated Entities [Member]
Tier I Capital, Actual Amount	$ 43,468
Tier I Capital, Actual Ratio	11.50%
Tier I Capital, For Capital Adequacy Purposes Amount	$ 16,959
Citizens [Member]
Total Capital, Actual Amount	$ 44,637	$ 41,801
Total Capital, Actual Ratio	11.90%	11.80%
Total Capital, For Capital Adequacy Purposes Amount	$ 30,026	$ 28,382
Total Capital, For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 37,532	$ 35,478
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier I Capital, Actual Amount	$ 42,515	$ 39,460
Tier I Capital, Actual Ratio	11.30%	11.10%
Tier I Capital, For Capital Adequacy Purposes Amount	$ 22,519	$ 15,965
Tier I Capital, For Capital Adequacy Purposes Ratio	6.00%	4.50%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 30,026	$ 23,061
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	8.00%	6.50%
Tier I Capital (to Average Assets), Actual Amount	$ 42,515	$ 39,460
Tier I Capital (to Average Assets), Actual Ratio	9.40%	9.30%
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 18,017	$ 17,048
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier I Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 22,521	$ 21,310
Tier I Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
Citizens [Member] | Common Equity [Member]
Tier I Capital, Actual Amount	$ 42,515	$ 39,460
Tier I Capital, Actual Ratio		11.10%
Tier I Capital, For Capital Adequacy Purposes Amount	16,889	$ 21,287
Tier I Capital, For Capital Adequacy Purposes Ratio		6.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 24,396	$ 28,382
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio		8.00%